Fair Value Measurements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jan. 18, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 25, 2018
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0		$ 0	$ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0		0	0
GRAF INDUSTRIAL CORP.
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3	0
Investments held in Trust Account	117,294,619		248,988,147	244,890,301
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0
Warrant liabilities	0	$ 0	32,502,650	15,136,749	$ 0
GRAF INDUSTRIAL CORP. | Level 1
Investments held in Trust Account	117,294,619		248,988,147	244,890,301
Warrant liabilities			0	0
GRAF INDUSTRIAL CORP. | Level 2
Investments held in Trust Account	0		0	0
Warrant liabilities			0	0
GRAF INDUSTRIAL CORP. | Level 3
Investments held in Trust Account	$ 0		0	0
Warrant liabilities			$ 32,502,650	$ 15,136,749